Note 20 - Subsequent Events (Details Textual)					1 Months Ended		12 Months Ended
	Mar. 17, 2017 USD ($)	Jan. 31, 2017 USD ($)	Jan. 25, 2017 USD ($)	Sep. 17, 2015 USD ($) shares	Jan. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Proceeds from Issuance of Long-term Debt									$ 28,300,000	$ 8,400,000	$ 23,300,000
Stock Issued During Period, Shares, New Issues | shares				2,343,335
Proceeds from Issuance of Common Stock				$ 10,550,000					3,168,058	10,545,007	14,550,000
Proceeds from Sale of Property, Plant, and Equipment									4,196,268	7,345,342
Gain (Loss) on Disposition of Property Plant Equipment									$ 10,597	$ 461,586
DWT Bulk Carrier [Member] | Scenario, Forecast [Member]
Vessel Construction, Number of Payments Made							1	2
ATM Common Stock Offering [Member]
Stock Issued During Period, Shares, New Issues | shares						978,847
Proceeds from Issuance of Common Stock						$ 2,200,000
Subsequent Event [Member] | M/V RT Dagr [Member]
Proceeds from Sale of Property, Plant, and Equipment		$ 2,300,000
Gain (Loss) on Disposition of Property Plant Equipment		$ 500,000
Subsequent Event [Member] | DWT Bulk Carrier [Member]
Vessel Construction, Contract Price	$ 22,500,000
Vessel Construction, Number of Payments	3
Vessel Construction, Periodic Payment	$ 2,250,000
Subsequent Event [Member] | ATM Common Stock Offering [Member]
Stock Issued During Period, Shares, New Issues | shares					301,780
Proceeds from Issuance of Common Stock					$ 549,495
HSH Nordbank [Member] | Subsequent Event [Member]
Proceeds from Issuance of Long-term Debt			$ 10,862,500
Debt Instrument Number of Quarterly Payments			13
Debt Instrument, Periodic Payment			$ 159,743
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 8,785,841
HSH Nordbank [Member] | Subsequent Event [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate			3.00%